Consolidated Reinsurance (Consolidated Reinsurance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct Premiums, Life Insurance in Force	$ 4,718,278	$ 4,572,115	$ 4,517,797
Ceded Premiums, Life Insurance in Force	751,199	719,154	763,754
Assumed Premiums, Life Insurance in Force	602,213	649,032	607,591
Premiums, Net, Life Insurance in Force	$ 4,569,292	$ 4,501,993	$ 4,361,634
Life Insurance in Force Premiums, Percentage Assumed to Net	13.20%	14.40%	13.90%
Consolidated Reinsurance
Gross Amount	$ 39,516	$ 40,049	$ 38,476
Ceded	2,425	2,454	2,274
Assumed	1,454	1,472	1,472
Net premiums	$ 38,545	$ 39,067	$ 37,674
% Amount Assumed to Net	3.80%	3.80%	3.90%
Life insurance (1)
Consolidated Reinsurance
Gross Amount	$ 23,308	$ 23,575	$ 22,206
Ceded	1,964	2,034	1,862
Assumed	1,221	1,224	1,269
Net premiums	$ 22,565	$ 22,765	$ 21,613
% Amount Assumed to Net	5.40%	5.40%	5.90%
Accident & health insurance
Consolidated Reinsurance
Gross Amount	$ 12,695	$ 13,015	$ 12,957
Ceded	385	340	333
Assumed	220	239	196
Net premiums	$ 12,530	$ 12,914	$ 12,820
% Amount Assumed to Net	1.80%	1.90%	1.50%
Property & casualty insurance
Consolidated Reinsurance
Gross Amount	$ 3,513	$ 3,459	$ 3,313
Ceded	76	80	79
Assumed	13	9	7
Net premiums	$ 3,450	$ 3,388	$ 3,241
% Amount Assumed to Net	0.40%	0.30%	0.20%